Nature of Business and Organization	12 Months Ended
May 31, 2023
Nature of Business and Organization [Abstract]
Nature of business and organization

Note 1 – Nature of business and organization

ZKGC New Energy Limited (“ZKGC Cayman” or the “Company”) is a holding company incorporated in the Cayman Islands on May 31, 2021 under the laws of the Cayman Islands. ZKGC Cayman has no substantive operations other than holding all of the outstanding share capital of ZKGC International Group Holdings Limited (“ZKGC International”) established under the laws of Hong Kong on September 9, 2021. ZKGC International is a holding company holding all of the outstanding equity of Hainan GCGY Commercial & Trading Co., Ltd. (“Zhongke WFOE”) which is a wholly foreign-owned enterprise (“WFOE”) and was established on October 12, 2021 under the laws of the People’s Republic of China (“PRC” or “China”).

The Company’s variable interest entity (“VIE”), Hainan ZKGC New Energy Co., Ltd. (“Hainan ZKGC”), a PRC limited liability company established on August 11, 2020, with assistance from Hainan ZKGC’s 99% owned subsidiary, Hainan ZKGY Network Technology Co., Ltd (“Network ZKGC”), a PRC limited liability company established on September 28, 2020, is a builder, owner, operator, and manager of electric vehicle (“EV”) charging stations and provider of EV charging equipment and networked EV charging services. The VIE offers residential and commercial EV charging equipment, enabling EV drivers to recharge at various location types. The VIE’s principal line of products and services is its Charging Cloud SAAS Platform (the “SAAS network”), EV charging equipment, and EV charging services. The SAAS network provides property owners, managers, parking companies, and state and municipal entities (“Property Partners”) with cloud-based services that enable the remote monitoring and management of EV charging stations. The SAAS network also provides EV drivers with vital station information, including station location, availability and fees payment.

On October 18, 2021, ZKGC Cayman completed a reorganization of entities under common control of its then existing shareholders, who collectively owned all of the equity interests of ZKGC Cayman prior to the reorganization. ZKGC Cayman and ZKGC International were established as the holding companies of Zhongke WFOE. Zhongke WFOE is the primary beneficiary of Hainan ZKGC and its subsidiary. All of these entities are under common control which results in the consolidation of ZKGC and subsidiary which have been accounted for as a reorganization of entities under common control at carrying value. The consolidated financial statements are prepared on the basis as if the reorganization became effective as of August 11, 2020 in the accompanying consolidated financial statements of ZKGC Cayman.

The accompanying consolidated financial statements reflect the activities of ZKGC Cayman and each of the following entities:

Subsidiaries	Activities	Place Incorporated	Date Incorporated	Ownership Percentage
ZKGC International Group Holdings Limited (“ZKGC International”)	Holding company	Hong Kong, the PRC	September 9, 2021	100% owned by ZKGC Cayman
Hainan GCGY Commercial & Trading Co., Ltd. (“Zhongke WFOE”)	Holding company	Hainan, the PRC	October 12, 2021	100% owned by ZKGC International
Hainan ZKGC New Energy Co., Ltd. (“Hainan ZKGC”)	Construction and operation of electric vehicle (“EV”) charging stations	Hainan, the PRC	August 11, 2020	VIE of Zhongke WFOE
Hainan ZKGY Network Technology Co., Ltd (“Network ZKGC”)	Provider and manager of Charging Cloud SAAS Platform (the “SAAS network”)	Hainan, the PRC	September 28, 2020	99% owned by Hainan ZKGC

Contractual Arrangements

Due to legal restrictions on foreign ownership and investment in, among other areas, the development and operation of information technology in China, the Company operates its businesses in which foreign investment is restricted or prohibited in the PRC through certain PRC domestic companies. Neither the Company nor its subsidiaries own any equity interest in Hainan ZKGC. As such, Hainan ZKGC is controlled through contractual arrangements in lieu of direct equity ownership by the Company or any of its subsidiaries. Such contractual arrangements consist of a series of three agreements, along with shareholders’ powers of attorney (“POAs”) (collectively the “Contractual Arrangements”), which were signed on October 18, 2021.

The significant terms of the Contractual Arrangements are as follows:

Exclusive Business Cooperation Agreement

Pursuant to the exclusive business cooperation agreement between Zhongke WFOE and Hainan ZKGC, Zhongke WFOE has the exclusive right to provide Hainan ZKGC with technical support services, consulting services and other services, including technical support and training, business management consultation, consultation, collection and research of technology and market information, lease equipment or properties, provide legitimate rights to use software license, provide deployment, maintenances and upgrade of software, design installation, daily management, maintenance and updating network system, and other services requested by Hainan ZKGC from time to time to the extent permitted under PRC law. In exchange, Zhongke WFOE is entitled to an annual service fee that equals Hainan ZKGC’s net income. The exclusive business cooperation agreement remains in effect unless terminated in writing by Zhongke WFOE.

Exclusive Option Agreements

Pursuant to the exclusive option agreements among Zhongke WFOE, Hainan ZKGC and the shareholders who collectively owned all of Hainan ZKGC, such shareholders jointly and severally grant Zhongke WFOE an option to purchase their equity interests in Hainan ZKGC. The purchase price shall be the lowest price then permitted under applicable PRC laws. Zhongke WFOE or its designated person may exercise such option at any time to purchase all or part of the equity interests in Hainan ZKGC until it has acquired all equity interests of Hainan ZKGC, which is irrevocable during the term of the agreements.

The exclusive option agreement remains in effect until all equity interest held by shareholders in Hainan ZKGC has been transferred or assigned to Zhongke WFOE and/or any other person designated by the Zhongke WFOE in accordance with such agreement.

Equity Interest Pledge Agreements

Pursuant to the equity interest pledge agreements, among Zhongke WFOE, Hainan ZKGC, and the shareholders who collectively owned all of Hainan ZKGC, such shareholders pledge all of the equity interests in Hainan ZKGC to Zhongke WFOE as collateral to secure the obligations of Hainan ZKGC under the exclusive business cooperation agreement and exclusive option agreements. These shareholders are prohibited from transferring the pledged equity interests without the prior consent of Zhongke WFOE unless transferring the equity interests to Zhongke WFOE or its designated person in accordance with the exclusive option agreements.

The equity interest pledge agreements shall come into force the date on which the pledged interests are recorded, which is upon the signing of the agreements on October 18, 2020.

Shareholders’ Powers of Attorney (“POAs”)

Pursuant to the shareholders’ POAs, the shareholders of Hainan ZKGC give Zhongke WFOE an irrevocable proxy to act on their behalf on all matters pertaining to Hainan ZKGC and to exercise all of their rights as shareholders of Hainan ZKGC, including the (i) right to attend shareholders meetings; (ii) to exercise voting rights and all of the other rights including but not limited to the sale or transfer or pledge or disposition of the shares held in part or in whole; and (iii) designate and appoint on behalf of the shareholder the legal representative, the directors, supervisors, the chief executive officer and other senior management members of Hainan ZKGC, and to sign transfer documents and any other documents in relation to the fulfillment of the obligations under the exclusive option agreements and the equity interest pledge agreements. The shareholders’ POAs shall remain in effect while the shareholders of Hainan ZKGC hold the equity interests in Hainan ZKGC.

Spousal Consent Letters

Pursuant to the spousal consent letters, the spouses of the shareholders of Hainan ZKGC commit that they have no right to make any assertions in connection with the equity interests of Hainan ZKGC, which are held by the shareholders. In the event that the spouses obtain any equity interests of Hainan ZKGC, which are held by the shareholders, for any reasons, the spouses of the shareholders shall be bound by the exclusive option agreement, the equity interest pledge agreement, the shareholder POA and the exclusive business cooperation agreement and comply with the obligations thereunder as a shareholder of Hainan ZKGC. The letters are irrevocable and shall not be withdrawn without the consent of Zhongke WFOE.

Based on the foregoing contractual arrangements, which grant Zhongke WFOE effective control of Hainan ZKGC and subsidiaries and enable Zhongke WFOE to receive all of their expected residual returns, the Company accounts for Hainan ZKGC as a variable interest entity (“VIE”). Accordingly, the Company consolidates the accounts of Hainan ZKGC and its subsidiary for the periods presented herein, in accordance with Regulation S-X-3A-02 promulgated by the Securities and Exchange Commission (“SEC”), and Accounting Standards Codification (“ASC”) 810-10, Consolidation.